Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

Hydro One has recorded the following regulatory assets and liabilities:

December 31 (millions of Canadian dollars)	2014	2013
Regulatory assets:
Deferred income tax regulatory asset	1,327	1,145
Pension benefit regulatory asset	1,236	845
Post-retirement and post-employment benefits	273	308
Environmental	239	266
Pension cost variance	90	80
DSC exemption	16	7
OEB cost assessment differential	12	9
Retail settlement variance accounts	11	—
Long-term project development costs	—	5
Other	27	18

Total regulatory assets	3,231	2,683
Less: current portion	31	47

	3,200	2,636

Regulatory liabilities:
Rider 11	83	55
External revenue variance	54	81
CDM deferral variance account	25	—
Deferred income tax regulatory liability	21	19
PST savings deferral	19	17
Hydro One Brampton Networks rider	2	8
Retail settlement variance accounts	—	35
Rider 9	—	19
Other	11	14

Total regulatory liabilities	215	248
Less: current portion	47	85

	168	163